Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following table sets forth the computation of basic and diluted loss per share of the Company's Ordinary Shares:

	Six Months Ended June 30,
	2026	2025
Numerator:
Net loss	$(20,150)	$(28,892)

Denominator:
Weighted average shares outstanding, basic and diluted	469,301,078	456,872,902

Basic and diluted per share:
Net loss per share	$(0.04)	$(0.06)
Basic and diluted loss per share are computed using the weighted average number of Ordinary Shares outstanding during the period.
The following is a summary of outstanding potential Ordinary Shares that have been excluded from the computation of diluted net loss per share because their inclusion would have been anti-dilutive:

	Six Months Ended June 30,
	2026	2025
Convertible debt	60,590,010	57,670,445
Restricted stock units	59,500,060	43,645,610
Warrants (1)	—	—
(1) Although exercisable into 10,000,000 Ordinary Shares for the six months ended June 30, 2026, the warrants were excluded from basic and diluted EPS calculation because they were out‑of‑the‑money See Note 13. Shareholders' Equity (Deficit) for additional details.